ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables [Line Items]
Trade receivables	$ 241	$ 8,129
Sales tax and other statutory receivables	13,568	11,357
Other receivables	2,869	665
Trade and other current receivables	$ 16,678	$ 20,151
Bottom of range
Trade Receivables [Line Items]
Settlement period on gold sales	7 days
Top of range
Trade Receivables [Line Items]
Settlement period on gold sales	14 days